SUBSEQUENT EVENTS (Details) - USD ($)	Apr. 24, 2023	Apr. 04, 2023	Apr. 01, 2023	Feb. 06, 2023	Aug. 26, 2022	Mar. 31, 2023	Dec. 31, 2022	Aug. 03, 2022	Feb. 23, 2022
Promissory Note With Related Party
SUBSEQUENT EVENTS
Aggregate cap of notes to cover operating costs						$ 12,000,000	$ 12,000,000	$ 12,000,000	$ 4,000,000
Merger Agreement | Better HoldCo, Inc.
SUBSEQUENT EVENTS
Proceeds from transaction expenses reimbursed				$ 3,750,000	$ 7,500,000
Subsequent event
SUBSEQUENT EVENTS
Minimum number of shares required for listing	500,000
Subsequent event | Promissory Note With Related Party
SUBSEQUENT EVENTS
Aggregate cap of notes to cover operating costs	$ 12,000,000
Subsequent event | Merger Agreement
SUBSEQUENT EVENTS
Proceeds from transaction expenses reimbursed				$ 3,750,000
Subsequent event | Merger Agreement | Better HoldCo, Inc.
SUBSEQUENT EVENTS
Proceeds from transaction expenses reimbursed		$ 3,750,000	$ 3,750,000